Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.4%
International Equity Funds - 24.0%
iShares Core MSCI EAFE ETF	4,274	$ 298,625
iShares Core MSCI Emerging Markets ETF	1,525	73,886
iShares Global REIT ETF	3,201	74,103

		446,614

U.S. Equity Fund - 26.4%
iShares Core S&P 500 ETF	1,009	489,567

U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF	378	37,429
iShares Core U.S. Aggregate Bond ETF	190	18,829

		56,258

Total Exchange-Traded Funds (Cost $944,590)		992,439

INVESTMENT COMPANIES - 45.5%
International Equity Funds - 14.1%
Transamerica Emerging Markets Opportunities (A)	7,791	55,391
Transamerica International Focus (A)	13,082	102,303
Transamerica International Stock (A)	9,319	103,534

		261,228

International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (A)	1,021	9,376

U.S. Equity Funds - 27.9%
Transamerica Capital Growth (A) (B)	8,118	59,748
Transamerica Large Cap Value (A)	12,634	163,229
Transamerica Mid Cap Growth (A) (B)	6,230	55,760
Transamerica Mid Cap Value Opportunities (A)	5,048	55,624
Transamerica Small Cap Growth (A)	6,483	41,620
Transamerica Small Cap Value (A)	7,549	41,065
Transamerica US Growth (A)	3,630	101,646

		518,692

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 3.0%
Transamerica Bond (A)	4,673	$ 37,803
Transamerica High Yield Bond (A)	2,326	18,769

		56,572

Total Investment Companies (Cost $819,691)		845,868

Total Investments (Cost $1,764,281)		1,838,307
Net Other Assets (Liabilities) - 1.1%		20,650

Net Assets - 100.0%		$ 1,858,957

Transamerica Funds	Page 1

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$992,439	$—	$—	$992,439
Investment Companies	845,868	—	—	845,868

Total Investments	$1,838,307	$—	$—	$1,838,307

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2024	Shares as of January 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$30,566	$5,603	$(594)	$(104)	$2,332	$37,803	4,673	$373	$—
Transamerica Capital Growth	46,540	2,489	(997)	178	11,538	59,748	8,118	—	—
Transamerica Emerging Markets Debt	7,846	952	(68)	4	642	9,376	1,021	92	—
Transamerica Emerging Markets Opportunities	45,070	11,556	(1,409)	(544)	718	55,391	7,791	1,462	—
Transamerica High Yield Bond	15,480	2,543	(246)	(38)	1,030	18,769	2,326	254	—
Transamerica International Focus	83,097	21,081	(2,491)	(615)	1,231	102,303	13,082	3,281	4,499
Transamerica International Stock	83,020	14,194	(3,139)	31	9,428	103,534	9,319	3,283	—
Transamerica Large Cap Value	130,956	24,359	(1,926)	(140)	9,980	163,229	12,634	481	10,795
Transamerica Mid Cap Growth	46,615	4,600	(5,389)	(964)	10,898	55,760	6,230	—	—
Transamerica Mid Cap Value Opportunities	48,786	7,757	(4,287)	(1,476)	4,844	55,624	5,048	587	2,169
Transamerica Small Cap Growth	36,549	6,256	(4,699)	(1,918)	5,432	41,620	6,483	—	1,956
Transamerica Small Cap Value	36,679	3,644	(4,134)	(1,200)	6,076	41,065	7,549	1,344	—
Transamerica US Growth	81,628	11,641	(4,922)	1,272	12,027	101,646	3,630	—	3,341

Total	$692,832	$116,675	$(34,301)	$(5,514)	$76,176	$845,868	87,904	$11,157	$22,760

(B)	Non-income producing securities.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2060

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2060 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 3